STATEMENT OF ADDITIONAL INFORMATION

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                      TOTAL RETURN U.S. TREASURY FUND, INC.

                         535 Madison Avenue, 30th Floor

                            New York, New York 10022

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THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.  IT SHOULD BE READ
IN CONJUNCTION WITH A PROSPECTUS. THE AUDITED FINANCIAL STATEMENTS FOR THE FUND ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH HAS BEEN FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF THE PROSPECTUS AND THE ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER OR SHAREHOLDER SERVICING AGENT OR BY WRITING OR CALLING THE FUND,

            535 Madison Avenue, 30th Floor New York, New York 10022,
                                 (800) 955-7175.


Statement of Additional Information Dated: March 1, 2002, as revised May 24, 2002 Relating to the Prospectus dated March 1, 2002, as supplemented May 24, 2002, for ISI Total Return U.S. Treasury Fund Shares

                                TABLE OF CONTENTS

PAGE


GENERAL INFORMATION AND HISTORY................................................3
INVESTMENT OBJECTIVES AND POLICIES.............................................3
VALUATION OF SHARES AND REDEMPTIONS............................................6
FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS...........................7
MANAGEMENT OF THE FUND........................................................10
INVESTMENT ADVISORY AND OTHER SERVICES........................................17
ADMINISTRATION................................................................19
DISTRIBUTION OF FUND SHARES...................................................20
BROKERAGE.....................................................................24
CAPITAL SHARES................................................................25
SEMI-ANNUAL REPORTS AND ANNUAL REPORTS........................................26
CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES.............................26
INDEPENDENT AUDITORS..........................................................29
LEGAL MATTERS.................................................................29
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................29
PERFORMANCE AND YIELD COMPUTATIONS............................................30
FINANCIAL STATEMENTS..........................................................35

GENERAL INFORMATION AND HISTORY

     Total Return U.S. Treasury Fund, Inc. (the "Fund") is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with information concerning the activities of the company being considered for investment. The Fund currently offers one class of shares:
ISI Total Return U.S. Treasury Fund Shares (the "ISI Shares").

     Prior to March 1, 2002, the Fund offered Deutsche Asset Management Total Return US Treasury Fund - Class A Shares (the "Deutsche Asset Management Class A Shares"), formerly Flag Investors Total Return U.S. Treasury Fund Class A Shares.

     The Fund's prospectus contains important information concerning the class of shares offered thereby and the Fund, and may be obtained without charge from the Fund's distributor (the "Distributor") at (800) 955-7175, or from Participating Dealers that offer shares of the Fund to prospective investors. A Prospectus may also be obtained from Shareholder Servicing Agents. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectus. To avoid unnecessary repetition, references are made to related sections of the Prospectus. In addition, the Prospectus and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the Registration Statement about the Fund and its shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

     The Fund was incorporated under the laws of the State of Maryland on June 3, 1988. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and its shares under the Securities Act of 1933, as amended (the "1933 Act"), and began operations on August 10, 1988.

INVESTMENT OBJECTIVES AND POLICIES

     The Fund's investment objectives are to seek to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury ("U.S. Treasury Securities"). The Fund's investment objectives and its general investment policies are described in the Prospectus. Additional investment restrictions are set forth below. This Statement of Additional Information also describes other investment practices in which the Fund may engage.

     Except as specifically identified under "Investment Restrictions," the investment policies described in these documents are not fundamental, and the Directors may change such policies without an affirmative vote of a majority of the Fund's outstanding Shares (as defined under

"Capital Shares"). The Fund's investment objectives are fundamental, however, and may not be changed without such a vote.

STRIPS

     The Fund may purchase STRIPS, which are U.S. Treasury Securities that do not pay interest currently but which are purchased at a discount and are payable in full at maturity. As with other debt securities, the value of STRIPS varies inversely with changes in interest rates. These price fluctuations may be greater with STRIPS than with other types of debt securities.

REPURCHASE AGREEMENTS

     The Fund may agree to purchase U.S. Treasury Securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Such repurchase agreements will be fully collateralized. The seller of these repurchase agreements provides collateral, which is held by the Fund's custodian or by a duly appointed sub-custodian. The Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's investment advisor (the "Advisor"). The list of approved banks and broker-dealers will be monitored regularly by the Advisor. The collateral is marked to the market daily and has a market value including accrued interest equal to at least 102% of the cost of the repurchase agreement. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund may be delayed or limited in its ability to sell the collateral.

WHEN-ISSUED SECURITIES

     The Fund may make purchases of U.S. Treasury Securities, at the current market value of the securities, on a when-issued basis. When such transactions are negotiated, the yield to maturity is fixed. The coupon interest rate on such U.S. Treasury Securities is fixed at the time of the U.S. Treasury auction date therefore determining the price to be paid by the Fund, but delivery and payment will take place after the date of the commitment. A segregated account of the Fund, consisting of cash, cash equivalents or U.S. Treasury Securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. Additional cash or U.S. Treasury Securities will be added to the account when necessary. While the Fund will purchase securities on a when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable to limit the effects of adverse market action. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the Fund during this period. At the time the Fund makes the commitment to purchase or sell securities on a when-issued basis, it will record the transaction and thereafter reflect the value of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will ordinarily invest no more than 40% of its net assets at any time in securities purchased on a when-issued basis.

INVESTMENT RESTRICTIONS

     The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectuses and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities. Accordingly, the Fund will not:

1. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities;

2. Invest 25% or more of the value of its total assets in any one industry (U.S. Treasury Securities are not considered to represent an industry);

3. Invest more than 5% of its total assets in the securities of any single issuer (the U.S. Government is not considered an issuer for this purpose);

4. Invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the voting securities of such issuer;

5.   Invest in real estate or mortgages on real estate;

6.   Purchase or sell commodities or commodities contracts or futures contracts;

7. Act as an underwriter of securities within the meaning of the Federal securities laws;

8.   Issue senior securities;

9. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements in accordance with its investment objectives and policies;

10.  Effect short sales of securities;

11. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

12. Purchase participations or other interests in oil, gas or other mineral exploration or development programs;

13. Purchase any securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years;

14. Invest in shares of any other investment company registered under the 1940 Act;

15. Purchase or retain the securities of any issuer, if to the knowledge of the Fund, any officer or Director of the Fund or its Advisor owns beneficially more than 0.5% of the outstanding securities of such issuer and together they own beneficially more than 5% of the securities of such issuer;

16.  Invest in companies for the purpose of exercising management or control;

17.  Invest in puts or calls or any combination thereof;

18. Purchase warrants, if by reason of such purchase more than 5% of its net assets (taken at market value) will be invested in warrants, valued at the lower of cost or market. Included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value and therefore not included within the preceding limitations.

     The following investment restriction may be changed by a vote of the majority of the Fund's Board of Directors. The Fund will not:

1. Invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements with remaining maturities in excess of seven days.

VALUATION OF SHARES AND REDEMPTIONS

VALUATION

     The net asset value per Share is determined daily as of the close of the New York Stock Exchange each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Fund will accept purchase and sale orders even if the New York Stock Exchange is closed, provided that the "Fed wire" is open, the Treasury market is open and the Fund's management believes there is adequate liquidity. You should contact your agent to insure that your service agent can process all transactions in a timely fashion.

     The Fund may not accept exchanges from other funds unless the New York Stock Exchange is open.

     The Fund may enter into agreements that allow a third party, as agent for the Fund, to accept orders from its customers up until the Fund's close of business. So long as a third party receives an order prior to the Fund's close of business, the order is deemed to have been received by the Fund and, accordingly, may receive the net asset value computed at the close of business that day. These "late day" agreements are intended to permit shareholders placing orders with third parties to place orders up to the same time as other investors.

REDEMPTIONS

     The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

     Under normal circumstances, the Fund will redeem Shares in cash as described in the Prospectus. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders of the Fund to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Valuation" and such valuation will be made as of the same time the redemption price is determined.

     The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. You are urged to consult with your tax advisor with specific reference to your tax situation, including your state and local tax liabilities.

     The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

     The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

     In addition to the requirements described above, in order to qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If the Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its investment company taxable income or capital gains that it distributes to shareholders.

     The Fund may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Fund must distribute to satisfy the Distribution Requirement. In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

     Although the Fund intends to distribute substantially all of its investment company taxable income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

FUND DISTRIBUTIONS

     Distributions of investment company taxable income will be taxable to you as ordinary income, regardless of whether you receive such distributions in cash or you reinvest them in Shares to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

     The Fund may either retain or distribute to you its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gain distribution, they are taxable to you (if you are an individual) at a maximum rate of 20%, regardless of the length of time you have held the Shares. If any such gains are retained, the Fund will pay federal income tax thereon. If the Fund elects to retain any such gains and you are a shareholder of record on the last day of the taxable year, the Fund may elect to have you treated as if you received a distribution of your pro rata share of such gain, with the result that you will (1) be required to report your pro rata share of such gain on your tax return as long-term capital gain, (2) receive a refundable tax credit for your pro rata share of tax paid by the Fund on the gain, and (3) increase the tax basis for your shares by an amount equal to the deemed distribution less the tax credit.

     If the net asset value at the time you purchase shares of the Fund reflects undistributed investment company taxable income, realized capital gain or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to you in the manner described above, although such distributions economically constitute a return of capital to you.

     If you are a corporate shareholder, distributions (other than capital gain distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

     Ordinarily, you should include all dividends as income in the year of payment. However, dividends declared in October, November, or December of any calendar year and payable to shareholders of record on a specified date in such a month will be deemed for tax purposes to have been received by you and paid by the Fund on December 31st of such calendar year if such dividends are actually paid in January of the following year.

     The Fund will provide you with an annual statement as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received reduction.

SALE, EXCHANGE OR REDEMPTION OF FUND SHARES

     Generally, any gain or loss on the sale, exchange or redemption of a share of the Fund will be a capital gain or loss that will be long-term if the share has been held for more than twelve months and otherwise will be short-term. However, you must treat a loss on the sale, exchange or redemption of shares held for six months or less as a long-term capital loss to the extent of the amount of any prior capital gains distribution you received with respect to such share (or any undistributed net capital gains of a Fund that have been included in determining your long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent you acquire (or enter into a contract or option to acquire) shares within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

     If you (1) incur a sales load in acquiring shares of the Fund, (2) dispose of such shares less than 91 days after they are acquired and (3) subsequently acquire shares of the Fund or another fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

     In certain cases, the Fund will be required to withhold and remit to the United States Treasury backup withholding taxes at an applicable rate on any distributions paid to you if you (1) have failed to provide a correct taxpayer identification number, (2) are subject to backup withholding by the Internal Revenue Service, or (3) have failed to certify to the Fund that you are not subject to backup withholding.

FEDERAL EXCISE TAX

     If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the calendar year, 98% of its capital gain net income (the excess of short- and long- term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year, and 100% of any undistributed amount from the prior calendar year, the Fund will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

     Depending upon state and local law, distributions by the Fund and the ownership of shares may be subject to state and local taxes. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in the Fund.

MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

     The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Directors and the executive officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Director holds office until he resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

     The following information is provided for each Director and Officer of the Fund as of the end of the most recently completed calendar year. The first section of the table lists information for each Director who is not an `interested person' of the Fund (as defined in the 1940 Act) (an `Independent Director'). Information for each Non-Independent Director (the 'Interested Director') follows. The Interested Director is considered to be an interested person as defined by the 1940 Act because of his employment with the Fund's advisor and underwriter. Unless otherwise indicated, the address of each Director and executive officer is 535 Madison Avenue, 30th Floor, New York, New York 10022.

INFORMATION CONCERNING DIRECTORS AND OFFICERS

-------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                FUNDS IN
                                                                                                THE FUND
NAME, BIRTH DATE AND                 BUSINESS EXPERIENCE AND DIRECTORSHIPS                      COMPLEX
POSITION WITH THE FUND               DURING THE PAST 5 YEARS                                    OVERSEEN BY
                                                                                                DIRECTOR
-------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                   Private Equity Investor (1997 to present); Director,            4
5/27/37                              Soundview Technology Group, Inc. (investment banking)
Director since 1998.                 (July 1998 to present), Corvis Corporation, (optical
                                     networks) (July 2000 to present), The Nevis Fund
                                     (registered investment company) (July 1999 to
                                     present), Brown Investment Advisory & Trust Company
                                     (February 2001 to present), and certain funds in the
                                     Deutsche Asset Management Family of Funds (registered
                                     investment companies) (March 1998 to present).
                                     Formerly, Director, Circon Corp. (medical
                                     instruments), (November 1998-January 1999); President
                                     and Chief Executive Officer, The National Association
                                     of Securities Dealers, Inc. and The NASDAQ
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                FUNDS IN
                                                                                                THE FUND
NAME, BIRTH DATE AND                 BUSINESS EXPERIENCE AND DIRECTORSHIPS                      COMPLEX
POSITION WITH THE FUND               DURING THE PAST 5 YEARS                                    OVERSEEN BY
                                                                                                DIRECTOR
-------------------------------------------------------------------------------------------------------------
                                     Stock Market, Inc., (1987-1997); Director, Flag
                                     Investors Emerging Growth Fund, Inc. (now known as
                                     Emerging Growth Fund, Inc.) and Flag Investors
                                     Short-Intermediate Income Fund, Inc. (now known as
                                     Short-Intermediate Income Fund, Inc.) (registered
                                     investment companies), (resigned 2000); Chief
                                     Operating Officer of Alex. Brown & Sons Incorporated
                                     (Deutsche Banc Alex. Brown Inc.), (1985-1987);
                                     General Partner, Alex. Brown & Sons Incorporated
                                     (Deutsche Banc Alex. Brown Inc.), (1976-1985).
-------------------------------------------------------------------------------------------------------------
Louis E. Levy                        Director, Household International (banking and                  4
11/16/32                             finance) (1992 to present) and certain funds in the
Director since 1994.                 Deutsche Asset Management Family of Funds (registered
                                     investment  companies) (1993 to present). Formerly,
                                     Chairman of the  Quality Control Inquiry Committee,
                                     American  Institute of  Certified Public Accountants,
                                     (1992-1998); Director, Kimberly-Clark Corporation,
                                     (personal consumer products),  (retired 2000); and
                                     Partner,   KPMG  Peat  Marwick, (retired 1990).
-------------------------------------------------------------------------------------------------------------
Carl W. Vogt                         Senior Partner, Fulbright & Jaworski, L.L.P. (law);             4
4/20/36                              Director, Yellow Corporation (trucking) (1996 to
Director since 1997.                 present), American Science & Engineering (x-ray
                                     detection equipment) (1997 to present), and certain
                                     funds in the Deutsche  Asset  Management Family of
                                     Funds (registered investment companies) (2000 to
                                     present). Formerly, Chairman and Member, National
                                     Transportation Safety Board (1992-1994);
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                FUNDS IN
                                                                                                THE FUND
NAME, BIRTH DATE AND                 BUSINESS EXPERIENCE AND DIRECTORSHIPS                      COMPLEX
POSITION WITH THE FUND               DURING THE PAST 5 YEARS                                    OVERSEEN BY
                                                                                                DIRECTOR
-------------------------------------------------------------------------------------------------------------
                                     Director, National Railroad Passenger Corporation
                                     (Amtrak) (1991-1992); Member, Aviation System Capacity
                                     Advisory Committee (Federal Aviation Administration);
                                     President (interim) of Williams College (1999-2000) and
                                     President, certain funds in the Deutsche Asset Management
                                     Family of Funds (formerly, Flag Investors Family of
                                     Funds) (registered investment companies) (1999-2000).
-------------------------------------------------------------------------------------------------------------
Interested Director
-------------------------------------------------------------------------------------------------------------
Edward S. Hyman                      Chairman, International Strategy & Investment Inc.              4
4/8/45                               (registered investment advisor) (April 1991 to
Director since 1988.                 present); Chairman and President, International
                                     Strategy and Investment Group Inc. (registered
                                     investment advisor and broker-dealer) (1991 to
                                     present).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
              OFFICERS

-------------------------------------------------------------------------------------------
R. Alan Medaugh                      President, International Strategy & Investment Inc.
8/20/43                              (registered investment advisor) (1991 to present).
President                            Formerly, Director, International Strategy &
                                     Investment Group, Inc. 1991-1999.
-------------------------------------------------------------------------------------------
Nancy Lazar                          Executive Vice President and Secretary,
8/1/57                               International Strategy & Investment Inc. (registered
Vice President                       investment advisor) (April 1999 to present).
-------------------------------------------------------------------------------------------
Carrie L. Butler                     Managing Director, International Strategy &
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
5/1/67                               Investment Inc. (registered investment advisor)
Vice President                       (2000 to present).  Formerly, Assistant Vice
                                     President, International Strategy & Investment Inc.
                                     (registered investment advisor) (1991 to 2000).
-------------------------------------------------------------------------------------------
Edward J. Veilleux                   Director, Deutsche Asset Management (formerly BT
8/26/43                              Alex. Brown Inc.) (October 1965 to present);
Vice President                       Executive Vice President, Investment Company Capital
                                     Corp. (April 1996 to present); Trustee, Devcap Trust
                                     (registered investment company) (2000 to present).
-------------------------------------------------------------------------------------------
Margaret M. Beeler                   Associate Managing Director, International Strategy
3/1/67                               & Investment Inc. (registered investment advisor)
Assistant Vice President             (2000 to present).  Formerly, Assistant Vice
                                     President, International Strategy & Investment Inc.
                                     (registered investment advisor) (1996 to 2000);
                                     Marketing Representative, U.S. Healthcare, Inc.,
                                     1995-1996; Sales Manager, Donna Maione, Inc.,
                                     1994-1995 and Deborah Wiley California, 1989-1994.
-------------------------------------------------------------------------------------------
Keith C. Reilly                      Managing Director, International Strategy &
6/2/66                               Investment Inc. (registered investment advisor)
Assistant Vice President             (2000 to present).  Formerly, Assistant Vice
                                     President, International Strategy & Investment Inc.
                                     (registered investment advisor) (1996 to 2000);
                                     Select Private Banking Officer, Assistant Manager,
                                     Chemical Bank, 1995-1996; Financial Consultant,
                                     Dreyfus Corporation, 1989-1995.
-------------------------------------------------------------------------------------------

     Directors and officers of the Fund are also directors and officers of some or all of the other investment companies advised by ISI or its affiliates. There are currently four funds in the ISI Family of Funds (the "Fund Complex"). Each of the Directors of the Fund serves in the same capacity for each of the other funds in the Fund Complex.

DIRECTOR OWNERSHIP IN THE FUND(S)

------------------------------------- ----------------------------------- -----------------------------------
                                                                          AGGREGATE DOLLAR RANGE OF
                                                                          OWNERSHIP AS OF DECEMBER 31, 2001

                                      DOLLAR RANGE OF BENEFICIAL          IN ALL FUNDS OVERSEEN BY DIRECTOR
DIRECTOR                              OWNERSHIP IN THE FUND1              IN THE FUND COMPLEX2
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------
Independent Directors

------------------------------------- ----------------------------------- -----------------------------------
Joseph R. Hardiman                    None                                $10,001-$50,000
------------------------------------- ----------------------------------- -----------------------------------
Louis E. Levy                         None                                $50,001-$100,000
------------------------------------- ----------------------------------- -----------------------------------
Carl W. Vogt                          None                                $10,001-$50,000
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------
Interested Directors

------------------------------------- ----------------------------------- -----------------------------------
Edward S. Hyman                       $10,001-$50,000                     Over $100,000
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the `1934 Act') include direct and or indirect ownership of securities where the director's economic interest is tied to the securities, employment ownership and securities when the director can exert voting power and when the director has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

2. The dollar  ranges are:  None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
over $100,000. The Fund Complex consist of the following: ISI Strategy Fund, Inc., North American Government Bond Fund, Inc., Managed Municipal Fund, Inc. and Total Return U.S. Treasury Fund, Inc.

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

     As reported to the Fund, the information in the following table reflects ownership by the Independent Directors and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s).

------------------------------- ---------------------- --------------- ----------- -------------- -------------
                                                                                   Value of       Percent of
                                                                                   Securities     Class on
                                Owner and                                          on an          an
                                Relationship to                        Title of    Aggregate      Aggregate
Director                        Director               Company*        Class       Basis          Basis

------------------------------- ---------------------- --------------- ----------- -------------- -------------
Joseph R. Hardiman              N/A
------------------------------- ---------------------- --------------- ----------- -------------- -------------
Louis E. Levy                   N/A
------------------------------- ---------------------- --------------- ----------- -------------- -------------
Carl W. Vogt                    N/A
------------------------------- ---------------------- --------------- ----------- -------------- -------------
*(describe the company's relationship with the Fund's(s') investment advisor or underwriter)

     Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of the Advisor or the Fund's administrator may be considered to have received remuneration indirectly. As compensation for his or her services, each Director who is not an "interested person" of the Fund (as defined in the 1940 Act) (an "Independent Director") receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets. For the fiscal year ended October 31, 2001, Independent Directors' fees attributable to the assets of the Fund totaled $18,086.04.

     The following table shows aggregate compensation and retirement benefits payable to each of the Fund's Directors by the Fund, and the Fund Complex, respectively.

                               COMPENSATION TABLE

---------------------------------------- -------------------------------------- --------------------------------------
Name of Person, Position                 Aggregate Compensation From the Fund   Total Compensation From the Fund and
                                         Payable to Directors for the Fiscal    Fund Complex Payable to Directors
                                         Year Ended October 31, 2001            for the Fiscal Year Ended October
                                                                                31, 2001
---------------------------------------- -------------------------------------- --------------------------------------
Edward S. Hyman, Chairman and Director1                   $0                                     $0
---------------------------------------- -------------------------------------- --------------------------------------
Joseph R. Hardiman, Director                           $6,028.68                         $12,000 for service on 4
                                                                                         Boards in the Fund Complex
---------------------------------------- -------------------------------------- --------------------------------------
Louis E. Levy, Director                                $6,028.68                         $12,000 for service on 4
                                                                                         Boards in the Fund Complex
---------------------------------------- -------------------------------------- --------------------------------------
Carl W. Vogt, Director                                 $6,028.68                         $12,000 for service on 4
                                                                                         Boards in the Fund Complex
---------------------------------------- -------------------------------------- --------------------------------------

INFORMATION CONCERNING COMMITTEES AND MEETINGS OF DIRECTORS

     The Board of Directors of the Fund met four times during the fiscal year ended October 31, 2001 and each director attended 100% of the meetings of the Board and meetings of the committees of the Board of Directors on which such director served.

     The Fund has an Audit Committee consisting of Messrs. Levy, Hardiman and Vogt. All of the members of the Audit Committee are `independent' as provided for in the applicable requirements of the 1940 Act. Mr. Levy serves as Chairman of the Audit Committee. During the fiscal year ended October 31, 2001, the Audit Committee met four times. In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in

--------
1 A Director who is an "interested person" as defined in the 1940 Act.

fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its investment advisor and affiliates by the independent public accountants.

     The Nominating Committee, which meets when necessary, consists of Messrs. Levy, Hardiman and Vogt. The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors.

     The Compensation Committee, which meets when necessary, consists of Messrs. Levy, Hardiman and Vogt. The Compensation Committee is responsible for reviewing the compensation paid to the Directors for its appropriateness, and making recommendations to the full Board with respect to the compensation of the Directors. During the fiscal year ended October 31, 2001, the Committee did not meet.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits access persons to trade securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the requirements of the Codes of Ethics of the Fund's advisor and one of its distributors as described below.

     The Fund's advisor, International Strategy & Investment, Inc. ("ISI" or the "Advisor"), and the Fund's distributor, ISI Group, Inc., have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes permit access persons to trade securities that may be purchased or held by the Fund for their own accounts, subject to compliance with reporting requirements. In addition, these Codes also provide for trading "blackout periods" that prohibit trading by access persons within periods of trading by the Fund in the same security, subject to certain exceptions. These Codes prohibit short-term trading profits and personal investment in initial public offerings. These Codes require prior approval with respect to purchases of securities in private placements.

     The Codes of Ethics are on public file with, and are available from, the SEC.

INVESTMENT ADVISORY AND OTHER SERVICES

     ISI serves as the Fund's investment advisor pursuant to an investment advisory agreement dated as of April 1, 1991 (the "Advisory Agreement"). ISI is a registered investment advisor that was formed in January, 1991. ISI employs Messrs. Edward S. Hyman, the Fund's Chairman, and R. Alan Medaugh, the Fund's President. ISI is also the investment advisor to Managed Municipal Fund, Inc., North American Government Bond Fund, Inc. and ISI Strategy Fund, Inc., open-end management investment companies with net assets of approximately $314 million as of December 31, 2001.

     Under the Advisory Agreement, ISI: (a) formulates and implements continuing programs for the purchases and sales of securities, (b) determines what securities (and in what proportion) shall be represented in the Fund's portfolio, (c) provides the Fund's Board of Directors with regular financial reports and analyses with respect to the Fund's portfolio investments and operations, and the operations of comparable investment companies, (d) obtains and evaluates economic, statistical and financial information pertinent to the Fund, (e) takes, on behalf of the Fund, all actions which appear to the Advisor necessary to carry into effect its purchase and sale programs. Any investment program undertaken by the Advisor will at all times be subject to the policies and control of the Fund's Board of Directors. The Advisor will not be liable to the Fund or its shareholders for any act or omission by the Advisor or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

     Pursuant to the terms of the Advisory Agreement, as compensation for its services, the Advisor receives an annual fee, paid monthly, of a percentage of the average daily net assets of the Fund which varies as follows:

        AVERAGE DAILY NET ASSETS                            Incremental Advisory Fee
        ------------------------
                                                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
                                                  ---------------------------------------------
        Less than $100,000,000                                        0.20%
        $100,000,001 - $200,000,000                                   0.18%
        $200,000,001 - $300,000,000                                   0.16%
        $300,000,001 - $500,000,000                                   0.14%
        $500,000,001 and over                                         0.12%

     In addition, the Fund pays the Advisor 1.5% of the Fund's gross income.

     The Advisory Agreement will continue in effect from year to year after its initial two-year term if such continuance is specifically approved (a) at least annually by the Fund's Board of Directors or by a vote of a majority of the outstanding Shares and (b) by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. In approving the continuation of the Fund's investment advisory agreement, the Board, including the Independent Directors, carefully considered
(1) the nature and quality of services to be provided to the Fund; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain custody and brokerage relationships between the Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund. After requesting and reviewing such information, as it deemed necessary, the Board concluded that the continuance of the investment advisory agreement was in the best interests of the Fund and its shareholders. The Advisory Agreement was most recently approved by the Fund's Board of Directors in the foregoing manner on June 27, 2001. The Fund or the Advisor may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of assignment. Advisory fees paid by the Fund to ISI for the last three fiscal years were as follows:

----------------------------------------------------------------------------------------------------------------------
                                           FISCAL YEARS ENDED OCTOBER 31,
---------------------------------------- -------------------------------------- --------------------------------------
                 2001                                    2000                                   1999
                 ----                                    ----                                   ----
---------------------------------------- -------------------------------------- --------------------------------------
               $660,224                                $681,254                               $753,740
                                                       --------                               --------
---------------------------------------- -------------------------------------- --------------------------------------


ADMINISTRATION


     Effective May 24, 2002, Forum Administrative Services, LLC ("FAdS") is the administrator of the Fund. As administrator, pursuant to an agreement with the Fund, FAdS is responsible for the supervision of the overall management of the Fund, providing the Fund with general office facilities and providing persons satisfactory to the Board to serve as officers of the Fund.

     For its services, FAdS receives an annual fee from the Fund equal to 0.05% of the average daily net assets of the Fund (up to $750 million in assets, and with respect to assets in excess of $750 million, 0.03% of the average daily net assets of the Fund). FAdS receives a minimum fee of $200 per month per fund. The fees are accrued daily by the Fund and are paid monthly for services performed under the agreement during the prior calendar month.

     FAdS's agreement is terminable without penalty by the Board or by FAdS on 60 days' written notice. Under the agreement, FAdS is not liable for any act or omission in the performance of its duties to the Fund. The agreement does not protect FAdS from any liability by reason of bad faith, gross negligence or willful misconduct in the performance of its obligations and duties under the agreement.

     Prior to May 24, 2002, Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland 21202, provided administration services to the Fund. ICCC received an annual fee, calculated according to the following schedule based on the combined assets of the ISI funds:

AVERAGE DAILY NET ASSETS                                              Incremental Administration Fee
------------------------
                                                               (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
                                                               ---------------------------------------------

$0 - $75,000,000                                                                  0.20%
 $75,000,001 - $150,000,000                                                       0.15%
$150,000,001 - $225,000,000                                                       0.10%
$225,000,001 - $500,000,000                                                       0.05%
$500,000,001 and over                                                             0.03%


     ICCC's fee was allocated among the funds in the Fund Complex according to their relative net assets. Administration fees paid by the Fund to ICCC for the last three fiscal years were as follows:


----------------------------------------------------------------------------------------------------------------------
                                           FISCAL YEARS ENDED OCTOBER 31,

----------------------------------------------------------------------------------------------------------------------
                 2001                                    2000                                   1999
                 ----                                    ----                                   ----
---------------------------------------- -------------------------------------- --------------------------------------
               $239,597                                $249,914                               $311,100
               --------                                --------                               --------
---------------------------------------- -------------------------------------- --------------------------------------

DISTRIBUTION OF FUND SHARES

     International Strategy & Investment Group Inc. ("ISI Group") serves as distributor for the ISI Shares pursuant to a Distribution Agreement effective April 1, 1997 ("ISI Distribution Agreement"). ICC Distributors Inc. ("ICC Distributors") served as distributor for the Deutsche Asset Management Class A Shares pursuant to an agreement effective August 31, 1997 ("Deutsche Asset Management Distribution Agreement"). The Distribution Agreement provides that ISI Group has the exclusive right to distribute the ISI Shares either directly or through other broker-dealers.

     The ISI Distribution Agreement provides that ISI Group on behalf of the ISI Shares, (i) will solicit and receive orders for the purchase of ISI Shares (ii) accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible (iii) receive requests for redemption and transmit such redemption requests to the Fund's transfer agent as promptly as possible (iv) respond to inquiries from the Fund's shareholders concerning the status of their accounts with the Fund; (v) provide the Fund's Board of Directors for their review with quarterly reports required by Rule 12b-1; (vi) maintain such accounts, books and records as may be required by law or be deemed appropriate by the Fund's Board of Directors; and (vii) take all actions deemed necessary to carry into effect the distribution of the ISI Shares.

     ISI has not undertaken to sell any specific number of ISI Shares. The ISI Distribution Agreement further provides that, in connection with the distribution of ISI Shares, ISI Group will be responsible for all promotional expenses. The services by ISI Group to the Fund are not exclusive, and ISI Group shall not be liable to the Fund or its shareholders for any act or omission by ISI Group or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

     The ISI Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the Fund's outstanding ISI Shares (as defined under "Capital Shares") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The ISI Distribution Agreement has an initial term of two years and will remain in effect from year to year provided that it is specifically approved (a) at least annually by the Fund's Board of Directors and
(b) by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting specifically called for such purpose. The ISI Distribution Agreement, including the form of Sub-Distribution Agreement, was most recently approved by the Board of Directors, including a majority of the Independent Directors, on June 27, 2001.

     ISI Group has entered into Sub-Distribution Agreements with certain broker-dealers ("Participating Dealers") under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. Any Sub-Distribution Agreement may be terminated in the same manner as the ISI Distribution Agreement at any time and shall automatically terminate in the event of an assignment.

     In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as certain banks, to act as Shareholder Servicing Agents, pursuant to which ISI Group will allocate a portion of its distribution fees as compensation for such financial institutions' ongoing shareholder services. The Fund may also enter into Shareholder Servicing Agreements pursuant to which the Distributor or the Fund's advisor or their respective affiliates will provide compensation out of their own resources. Such financial institutions may impose separate fees in connection with these services and investors should review the applicable Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule. State securities laws may require banks and financial institutions to register as dealers.

     As compensation for providing distribution and related administrative services as described above, the Fund will pay ISI Group, on a monthly basis, an annual fee, equal to 0.25% of the average daily net assets of ISI Shares. The Distributor expects to allocate up to all of its fees to Participating Dealers and Shareholder Servicing Agents.

     As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Fund's distributor received fees in the following amounts:

                                                         FOR THE FISCAL YEARS ENDED OCTOBER 31

                                                     2001                    2000                    1999
                                                     ----                    ----                    ----

ISI Shares 12b-1 Fee                              $352,0691               $355,0631                $403,6411
1        Fees received by ISI Group.

     Pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for the ISI Shares (the "Plan"). Under the Plan, the Fund pays a fee to ISI Group for distribution and other shareholder servicing assistance as set forth in the related Distribution Agreement, and ISI Group is authorized to make payments out of its fees to Participating Dealers and Shareholder Servicing Agents. The Plan will remain in effect from year to year thereafter as specifically approved (a) at least annually by the Fund's Board of Directors and (b) by the affirmative vote of a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose. The Plan was most recently approved by the Fund's Board of Directors, including a majority of the Independent Directors on June 27, 2001.

     In approving the Plan, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The Plan will be renewed only if the Directors make a similar determination in each subsequent year. The Plan may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the ISI Shares. The Plan may be terminated at any time without penalty, by a vote of a majority of the Fund's Independent Directors or by a vote of a majority of the outstanding Shares.

     During the continuance of the Plan, the Fund's Board of Directors will be provided for its review, at least quarterly, a written report concerning the payments made under the Plan to ISI Group pursuant to the Distribution Agreement, to broker-dealers pursuant to any Sub-Distribution Agreements and to Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plan, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.

     Under the Plan, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to ISI Group, as appropriate, with respect to shares held by or on behalf of customers of such entities. Payments under the Plan are made as described above regardless of the distributor's actual cost of providing distribution services and may be used to pay such distributor's overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the ISI Shares is less than 0.25% of such Shares' average daily net assets for any period, the unexpended portion of the distribution fee may be retained by the distributor. The Plan does not provide for any charges to the Fund for excess amounts expended by the distributor and, if the Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates. In return for payments received pursuant to the Plans in the last three fiscal years, respectively, the Fund's distributors, as appropriate, paid the distribution-related expenses of the Fund including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

     For the last three fiscal years, the Fund's distributor received the following commissions or contingent deferred sales charges and from such commissions or sales charges, the distributor retained the following amounts:

                                             FISCAL YEARS ENDED OCTOBER 31,

                                       2001                             2000                           1999
                                       ----                             ----                           ----
         CLASS               RECEIVED        RETAINED        RECEIVED        RETAINED        RECEIVED       RETAINED
         -----               --------        --------        --------        --------        --------       --------
ISI Shares Commissions       $48,5171           $0         $32,7911             $0         $   123,7611        $0
------
1By ISI Group.

     Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory, administration and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions, if any, chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and corporate fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares; all costs and expenses in connection with the maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses of the Fund and supplements thereto to the shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Independent Directors and Independent members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the shares; fees and expenses of legal counsel or independent auditors, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by ISI, ICCC or ISI Group.

     The address of ISI Group is 535 Madison Avenue, 30th Floor, New York, New York 10022.

BROKERAGE

     The Advisor is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates.

     Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to broker-dealers serving  as  market  makers  usually  includes  a  mark-up  over  the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter.

     The Advisor's primary consideration in effecting securities transactions is to obtain, on an overall basis, the best net price and the most favorable execution of orders. To the extent that the execution and prices offered by more than one broker-dealer are comparable, the Advisor may, in its discretion, effect transactions with broker-dealers that furnish statistical, research or other information or services which the Advisor deems to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to the Advisor with clients other than the Fund.

     Similarly, any research services received by the Advisor through placement of portfolio transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to the Advisor by a broker-dealer. The Advisor is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Advisor's research and analysis. Therefore, it may tend to benefit the Fund by improving the quality of the Advisor's investment advice. In over-the-counter transactions, the Advisor will not pay any commission or other remuneration for research services. The Advisor's policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in the Advisor's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, the Advisor is also authorized to pay broker-dealers higher commissions on brokerage transactions for the Fund in order to secure research and investment services described above. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis.

     Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions through affiliates of the Advisor. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that the commissions paid affiliates of the Advisor must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires the Advisor to furnish reports and to maintain records in connection with such reviews.

     The Advisor manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the Advisor. The Advisor may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     For the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, no brokerage commissions were paid by the Fund.

     The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of October 31, 2001, the Fund held a 11.46% repurchase agreement issued by Goldman Sachs & Company valued at $30,501,342.

CAPITAL SHARES

     Under the Fund's Articles of Incorporation, the Fund may issue Shares of its capital stock with a par value of $.001 per Share. The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time without shareholder approval. The Fund currently has one Series and the Board has designated five classes of Shares of which one is currently outstanding: ISI Total Return U.S. Treasury Fund Shares. All Shares of the Fund regardless of class have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series will vote separately. Any such series will be a separately managed portfolio and shareholders of each series or class will have an undivided interest in the net assets of that series. For tax purposes, the series will be treated as separate entities. Generally, each class of Shares issued by a particular series will be identical to every other class and expenses of the Fund (other than 12b-1 fees and any applicable service fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

     Shareholders of the Fund do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     The Fund's By-Laws provide that any director of the Fund may be removed by the shareholders by a vote of a majority of the votes entitled to be cast for the election of Directors. A meeting to consider the removal of any Director or Directors of the Fund will be called by the Secretary of the Fund upon the written request of the holders of at least one-tenth of the outstanding shares of the Fund entitled to vote at such meeting.

     There are no preemptive, conversion or exchange rights applicable to any of the shares. The Fund's issued and outstanding shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

     As used in this Statement of Additional Information, the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

     The Fund furnishes shareholders with semi-annual reports and annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES


     Effective May 24, 2002, pursuant to an agreement with the Fund, Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. These services include calculating the net asset value ("NAV") per share of the Fund and preparing the Fund's financial statements and tax returns.

     For its services, FAcS receives a fee from the Fund as follows:

          For its services, FAcS receives a fee from the Fund as follows:

     Fee per domestic Fund                                    $4,167/month
     Fee global international Fund                            $5,417/month
     Fee for each additional Class of the Fund above one      $750/month

     Asset charges as an annualized percentage of daily net assets: 0.0025% (1/4 basis points)

     The fees are paid monthly for services performed during the following calendar month.

     FAcS's agreement is terminable without penalty by the Board or by FAcS on 60 days' written notice. Under the agreement, FAcS is not liable for any act or omission in the performance of its duties to the Fund. The agreement does not protect FAcS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

     Effective May 24, 2002, Forum Shareholder Services, LLC (the "Transfer Agent") is the transfer agent to the Fund. As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

     For its services, the Transfer Agent receives a fee from the Fund equal to $1000 per year per Fund CUSIP, plus certain shareholder account and Internet related fees. Such fees shall be paid monthly for services performed during the following calendar month.

     The Transfer Agent's agreement is terminable without penalty by the Board or by the Transfer Agent on 60 days' written notice. Under the agreement, the Transfer Agent is liable only for loss or damage due to errors caused by bad faith, gross negligence or willful misconduct in the performance of its obligations and duties under the agreement.

     Effective May 24, 2002, The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675 ("Northern Trust") has been retained as custodian of the Fund's investments. As custodian, pursuant to an agreement with the Fund, Northern Trust safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments.

     For its services, Northern Trust receives a custody fee that is structured in three components. It receives an annual account based fee of $2,500. It receives a variable fee on the market value of assets based upon the country of investment, as shown below.

          Tier 1         United States                                             0.35 basis
                                                                                   points

          Tier 2         Australia, Belgium, Canada, Denmark, Euroclear,           6.0 basis
                         France, Germany, Ireland, Italy, Japan, Luxembourg,       points

                         Malaysia, Netherlands, New Zealand, Sweden and
                         United Kingdom

          Tier 3         Austria, Hong Kong, Norway, Singapore, South Korea,       9.0 basis
                         Spain, Switzerland, Taiwan and Thailand                   points

          Tier 4         Argentina, China, Finland, Mexico, Portugal,              16.0 basis
                         Shanghai/Shenzhen, Sri Lanka, South Africa and            points
                         Turkey

          Tier 5         Bahrain, Bangladesh, Bolivia, Botswana, Brazil,           40.0 basis
                         Bulgaria, Chile, Colombia, Croatia, Cyprus, Czech         points
                         Rep., Ecuador, Egypt, Estonia, Ghana, Greece,
                         Hungary, Iceland, India, Indonesia, Israel, Ivory
                         Coast, Jamaica, Jordan, Kenya, Latvia, Lebanon,
                         Lithuania, Mauritius, Morocco, Namibia, Oman,
                         Pakistan, Peru, Philippines, Poland, Qatar,
                         Romania, Russia, Slovenia, Slovakia, Swaziland,
                         Trinidad, Tunisia, Uruguay, Venezuela, Zambia and
                         Zimbabwe

Finally, it receives a variable fee per transaction, as shown below.

          Tier 1                                                         $ 9 per
          Tier 2                                                         $35 per
          Tier 3                                                         $65 per
          Tier 4                                                         $95 per
          Tier 5                                                        $150 per
          Principal Paydowns                                             $ 4 per
          Third-party payments/fixed deposits outside Northern Trust     $50 per
          Wire Transfers and Mark to Markets                             $10 per

     Prior to May 24, 2002, Bankers Trust Company, c/o BTNY Services, Inc., 100 Plaza One, Jersey City, New Jersey 07311 ("Bankers Trust") had been retained to act as custodian of the Fund's investments. Bankers Trust received such compensation from the Fund for its services as Custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the fiscal year ended October 31, 2001, the Fund paid Bankers Trust $3,091 as compensation for providing custody services. Prior to May 24, 2002, ICCC, One South Street, Baltimore, Maryland 21202 (telephone: (800) 882-8585) had been retained to act as the Fund's transfer and dividend disbursing agent. As compensation for these services, ICCC received up to $ 17.22 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended October 31, 2001, such fees totaled $184,200.

     ICCC also provided accounting services to the Fund. As compensation for these services, ICCC was entitled to receive an annual fee, calculated daily and paid monthly, as shown below.


AVERAGE DAILY NET ASSETS                INCREMENTAL FEE

0 - $10,000,000                         $13,000 (fixed fee)
$10,000,000 - $20,000,000               0.100%
$20,000,000 - $30,000,000               0.080%
$30,000,000 - $40,000,000               0.060%
$40,000,000 - $50,000,000               0.050%
$50,000,000 - $60,000,000               0.040%
$60,000,000 - $70,000,000               0.030%
$70,000,000 - $100,000,000              0.020%
$100,000,000 - $500,000,000             0.015%
$500,000,000 - $1,000,000,000           0.005%
over $1,000,000,000                     0.001%


     In addition, the Fund reimbursed ICCC for certain out-of-pocket expenses incurred in connection with ICCC's provision of accounting services under the Master Services Agreement. As compensation for providing accounting services for the fiscal year ended October 31, 2001, ICCC received fees of $77,653.


INDEPENDENT AUDITORS

     The annual financial statements of the Fund are audited by the Fund's independent auditors, Ernst & Young LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103. From inception through the fiscal year ended October 2000, the annual financial statements of the Fund were audited by other auditors.

LEGAL MATTERS

     Kramer Levin Naftalis & Frankel LLP serves as counsel to the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To Fund management's knowledge, as of February 1, 2002, no shareholder owned beneficially or of record 5% or more of the outstanding Shares of a class of the Fund.

     In addition, to Fund management's knowledge, as of February 1, 2002, Directors and officers as a group owned less than 1% of total outstanding Shares of a class of the Fund.

PERFORMANCE AND YIELD COMPUTATIONS

TOTAL RETURN

     The Fund calculates total return separately for each class of its shares. Each type of share is subject to different fees and expenses and, consequently, may have different total returns for the same period. The Fund may advertise the following types of performance information: average annual total returns (before taxes), average annual total returns (after taxes on distributions), average annual total returns (after taxes on distributions and redemption), and aggregate total returns (before taxes).

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

     The Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

P (1 + T)n = ERV
Where:
P  =              hypothetical initial payment of $1,000;
T  =              average annual total return;
n  =              period covered by the computation, expressed in years;
ERV =             ending  redeemable  value  of  a  hypothetical  $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

     The calculation of average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

     The Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P (1 + T)n = ATV[D]
Where:
P =               hypothetical  initial  payment of $1,000;
T =               average  annual total return (after taxes on distributions);
n =               period covered by the computation, expressed in years.
ATV[D] =          ending value of a  hypothetical  $1,000  payment made at the beginning  of the 1-, 5- or 10-year (or other)  periods at the end of the applicable  period (or fractional  portion),  after
                  taxes  on  fund   distributions   but  not   after   taxes  on
                  redemptions.

     The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable "ATV[D]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. The Fund assumes that the redemption has no tax consequences.

     The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

     The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities
(e.g., state and local taxes); the effect of phase outs of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
-------------------------------------------------------------------------
     The Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P (1 + T)n = ATV[DR]
Where:
P =               hypothetical initial payment of $1,000;
T =               average annual total return (after taxes on distributions and redemption);
n =               period covered by the computation, expressed in years.
ATV[DR] =         ending value of a  hypothetical  $1,000  payment made at the beginning  of the 1-, 5- or 10-year (or other)  periods at the end of the applicable  period (or fractional  portion),  after taxes on fund distributions and redemption.

     The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.

     The Fund calculates the taxes due on any distributions as described above under `Average Annual Total Returns After Taxes on Distributions'.

     The ending redeemable value (variable "ATV[DR]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges and capital gains taxes resulting from the redemption and by adding the tax benefit at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

AGGREGATE TOTAL RETURNS (BEFORE TAXES)

     The Fund, when advertising aggregate total return before taxes for a class of its shares, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Return = [(ERV) - 1]
                     ---
                      P

Where:
P  =              hypothetical initial payment of $1,000;
ERV =             ending  redeemable  value of  a  hypothetical  $1,000  payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

     The calculation for aggregate total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

OTHER NON-STANDARDIZED TOTAL RETURN CALCULATIONS
------------------------------------------------
     The Fund may also from time to time include in advertising total return figures that are not calculated according to the formulas set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund may calculate its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in a class of shares of the Fund and assuming the reinvestment of each distribution at net asset value on the reinvestment date.

     For this alternative computation, the Fund assumes that the full amount of an investor's investment is invested in shares (i.e., sales charges are not deducted from an investor's investment). This differs from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in shares. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

As of October 31, 2001

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                          1-Year                 5-Year                  10-Year                Since Inception
                                                                                                (08/10/88)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Average Annual Total      10.16%                 7.31%                   7.62%                  8.17%
Returns (Before Taxes)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Average Annual Total      8.24%                  4.90%                   4.73%                  5.36%
Returns (After Taxes on
Distributions)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Average Annual Total      6.11%                  4.67%                   4.68%                  5.28%
Returns (After Taxes on
Distributions and
Redemption)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Aggregate Total Returns   13.57%                 46.67%                  114.81%                191.21%
(Before Taxes)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Average Annual Total      13.57%                 7.96%                   7.95%                  8.42%
Return at Net Asset
Value
------------------------- ---------------------- ----------------------- ---------------------- ----------------------


YIELD CALCULATIONS

     The yield based on the 30-day period ended October 31, 2001 was 3.55% for the ISI Shares, computed in the manner discussed below.

     The yield of the Fund is calculated by dividing the net investment income per share earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and analyzing the result on a semiannual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The yield calculations assume a maximum sales charge of 3.00%. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

     Except as noted below, for the purpose of determining net investment income earned during the period, interest earned on debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, based on the purchase price (plus actual accrued interest), dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     Undeclared earned income will be subtracted from the net asset value per share. Undeclared earned income is net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

     The Fund's annual portfolio turnover rate may vary from year to year, as well as within a year, depending on market conditions. The Fund's portfolio turnover rates in the fiscal years ended October 31, 2001, 2000, and 1999 were 61%, 15%, and 77%, respectively.

FINANCIAL STATEMENTS

     The financial statements for the Fund for the period ended October 31, 2001, are incorporated herein by reference to the Fund's Annual Report dated October 31, 2001.